OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued payroll	$ 12,470	$ 11,168
Value added tax payable	0	333,277
Other payables	52,377	89,571
Total	$ 64,847	$ 434,016